Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Derivative financial instruments and hedge accounting
16. Derivative financial instruments and hedge accounting
The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

			2025			2024

All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities

Interest rate derivatives – in a fair value hedge relationship	–	–	–	166	–	(1)

Interest rate derivatives – not in a hedge relationship	375	14	(2)	779	22	(6)

Cross-currency rate derivatives – in a hedge relationship	–	–	–	342	21	(32)

Cross-currency rate derivatives – not in a hedge relationship	–	–	–	83	–	(4)

FX derivatives – in a hedge relationship	993	2	(1)	1,049	–	(15)

FX derivatives – not in a hedge relationship	163	–	–	711	8	–

Total	1,531	16	(3)	3,130	51	(58)

Analysed as expiring:

In less than one year	1,156	2	(1)	2,505	31	(54)

Later than one year and not later than five years	75	–	(1)	325	3	(1)

In greater than five years	300	14	(1)	300	17	(3)

Total	1,531	16	(3)	3,130	51	(58)
The Group’s treasury policies only allow derivatives to be entered into where the objective is risk mitigation. These are then designated for hedge accounting using the following criteria:

•	Where interest rate and cross-currency interest rate swaps are used to convert fixed rate debt to floating and we expect to receive inflows equal to the fixed rate debt interest, these are classified as fair value hedges;

•	Where derivatives are used to create a future foreign currency exposure to provide protection against currency movements affecting the foreign currency movements of an overseas investment, these are designated as a net investment hedge;

•	All other derivatives are not designated in a hedge relationship.
The Group’s fixed rate GBP debt is held as fixed rate instruments at amortised cost.
The Group uses FX derivatives including forwards, collars, cross-currency swaps and swaptions to create synthetic USD debt as a hedge of its USD assets and to achieve reasonable certainty of USD currency conversion rates, in line with the Group’s FX hedging policy. As at 31 December 2025, the Group held FX forwards and swaps with a notional of £324m (2024: £690m), with an additional £334m (2024: £180m) of collars.
In 2025, the Group repaid its euro issued debt. Until the debt was repaid, the Group used a combination of interest rate and cross-currency swaps to convert the Euro notes. Fair value hedges and net investment hedges were in place until the debt was repaid.
The Group’s portfolio of derivatives is diversified by maturity, counterparty and type. Natural offsets between transactions within the portfolio and the designation of certain derivatives as hedges significantly reduce the risk of income statement volatility. The sensitivity of the portfolio to changes in market rates is set out in note 19.
Fair value hedges
In 2025, the Group repaid its euro issued debt and closed out various related derivative instruments. As at 31 December 2025, the Group has no designated fair value hedges in place.
Hedging of Euro Issued Debt:
The Group used interest rate swaps and cross-currency swaps as fair value hedges of the Group’s euro issued debt.
Interest rate exposure arose from movements in the fair value of the Group’s euro debt attributable to movements in euro interest rates. The hedged risk was the change in the euro bonds fair value attributable to interest rate movements. The hedged items were the Group’s euro bonds which were issued at a fixed rate. The hedging instruments were fixed to floating euro interest rate swaps where the Group received fixed interest payments and paid three-month Euribor.
As the critical terms of the interest rate swaps matched the bonds, there was an expectation that the value of the hedging instrument and the value of the hedged item moved equally in the opposite direction as a result of movements in the zero coupon Euribor curve. Potential sources of hedge ineffectiveness would have been material changes in the credit risk of swap counterparties or a reduction or modification in the hedge item.
A foreign currency exposure arose from foreign exchange fluctuations on translation of the Group’s euro debt into GBP. The hedged risk was the risk of changes in the GBP:EUR spot rate that resulted in changes in the value of the euro debt when translated into GBP. The hedged items were a portion of the Group’s euro bonds. The hedging instruments were floating to floating cross-currency swaps which mitigated an exposure to the effect of euro strengthening against GBP within the hedge item.
As the critical terms of the cross-currency swap matched the bonds, there was an expectation that the value of the hedging instrument and the value of the hedged item moved in the opposite direction as a result of movements in the EUR:GBP exchange rate. Potential sources of hedge ineffectiveness were a reduction or modification in the hedged item or a material change in the credit risk of swap counterparties.
The Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings:

			2025

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	–	1	–

Derivative financial instruments for currency risk	–	(21)	–

			2024

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	(1)	5	166

Derivative financial instruments for currency risk	21	(8)	166
The amounts at the reporting date relating to items designated as hedge items were as follows:

2025

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	–	–	–	–	Finance costs

Currency risk

Financial liabilities – borrowings	–	–	–	–	Finance costs

					2024

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	(166)	1	(5)	–	Finance costs

Currency risk

Financial liabilities – borrowings	(166)	n/a	8	–	Finance costs
Hedge of net investment in a foreign operation
A foreign currency exposure arises from the translation of the Group’s net investments in its subsidiaries. The hedged risk is the risk of changes in the currency spot rate (eg GBP:USD) that will result in changes in the value of the Group’s net investment in its overseas subsidiaries when translated into GBP. The hedged items are a portion of the Group’s assets which are denominated in USD. The hedging instruments are
debt and derivative financial instruments, including cross-currency swaps, FX forwards and FX collars, which mitigates an exposure to the effect of a weakening USD on the hedged item against GBP. It is expected that the change in value of each of these items will mirror each other as there is a clear and direct economic relationship between the hedging instrument and the hedged item in the hedge relationship.
Hedge ineffectiveness would arise if the value of the hedged items fell below the value of the hedging instruments; however, this is unlikely as the value of the Group’s assets denominated in USD is significantly greater than the proposed net investment programme.
The amounts related to items designated as hedging instruments were as follows:

					2025

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/ (losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	1	48	993	48	–

Financial liabilities – borrowings	–	–	–	–	–

					2024

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/ (losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	(47)	(29)	1,225	(29)	–

Financial liabilities – borrowings	–	–	–	–	–
Included in the translation reserve is a cost of hedging reserve relating to the time value of FX collars which is not separately disclosed due to materiality. The value of that reserve will decrease over the life of the hedge transaction. The balance as at 31 December 2025 was £
nil
 (2024: £3m). During the year £
nil
 (2024: £nil) of hedging gains were recycled to the profit and loss.
Offsetting arrangements with derivative counterparties
All of the Group’s derivative financial instruments are subject to enforceable netting arrangements with individual counterparties, allowing net settlement in the event of default of either party. Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

			2025			2024

All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net assets/ liabilities

Counterparties in an asset position	16	(3)	13	24	(7)	17

Counterparties in a liability position	–	–	–	27	(51)	(24)

Total as presented in the balance sheet	16	(3)	13	51	(58)	(7)
Offset arrangements in respect of cash balances are described in note 17.
Counterparty exposure from all derivatives is managed, together with that from deposits and bank account balances, within credit limits that reflect published credit ratings and by reference to other market measures (e.g. market prices for credit default swaps) to ensure that there is no significant exposure to any one counterparty’s credit risk.
The Group has no material embedded derivatives that are required to be separately accounted for in accordance with IFRS 9 ‘Financial Instruments’.